Risk management section (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of credit risk exposure [line items]
Gross Carrying amount per IFRS 9 stage and rating class
Gross Carrying amount per IFRS 9 stage and rating class (*)[1]
30 June 2020		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	125,600	5	273				125,873	5
	2-4 (AA)	103,608	5	297				103,905	5
	5-7 (A)	134,992	23	1,177	1			136,168	24
	8-10 (BBB)	296,019	90	7,825	14			303,844	104
Non-Investment grade	11-13 (BB)	171,411	215	17,849	119			189,260	334
	14-16 (B)	30,548	210	24,388	496			54,936	706
	17 (CCC)	1,421	169	4,676	436			6,097	605
Substandard grade	18 (CC)			4,055	200			4,055	200
	19 (C)			2,238	145			2,238	145
NPL grade	20-22 (D)					13,476	3,984	13,476	3,984
Total		863,599	717	62,777	1,412	13,476	3,984	939,852	6,112
1 IAS 37 provisions (EUR 95.4 million) are excluded.

Gross Carrying amount per IFRS 9 stage and rating class (*)[1]
31 December 2019		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	75,144	1					75,144	1
	2-4 (AA)	82,992	3	28				83,020	3
	5-7 (A)	131,931	11	273				132,204	11
	8-10 (BBB)	295,449	55	4,905	6			300,354	61
Non-Investment grade	11-13 (BB)	194,643	209	7,925	54			202,568	263
	14-16 (B)	36,683	202	18,416	367			55,099	569
	17 (CCC)	405	7	4,067	146			4,472	153
Substandard grade	18 (CC)			3,253	160			3,253	160
	19 (C)			2,216	148			2,216	148
NPL grade	20-22 (D)					10,955	3,275	10,955	3,275
Total		817,247	490	41,082	881	10,955	3,275	869,284	4,646
1 IAS 37 provisions (EUR 93.3 million) are excluded.

Changes in loan loss provisions and gross carrying amounts

Changes in gross carrying amounts and loan loss provisions (*)[1,2,3]
30 June 2020	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance as at 1 January 2020	817,247	490	41,082	881	10,955	3,275	869,284	4,645
Transfer into 12-month ECL (Stage 1)	7,746	14	-7,401	-126	-346	-8		-120
Transfer into lifetime ECL not credit impaired (Stage 2)	-33,528	-50	33,948	522	-420	-46		426
Transfer into lifetime ECL credit impaired (Stage 3)	-2,136	-20	-2,144	-136	4,280	1,058		900
Net remeasurement of loan loss provisions		182		354		261		797
New financial assets originated or purchased	95,280	146					95,280	146
Financial assets that have been derecognised	-65,966	-43	-4,230	-66	-551	-73	-70,747	-182
Net drawdowns and repayments	44,955		1,522		-9		46,468
Changes in models/risk parameters		–
Increase in loan loss provisions		230		548		1,192		1,970
Write-offs					-433	-433	-433	-433
Recoveries of amounts previously written off						19		19
Foreign exchange and other movements		-2		-17		-70		-89
Closing balance as at 30 June 2020	863,599	717	62,777	1,412	13,476	3,983	939,852	6,112

1 At the end of June 2020, the Gross carrying amounts included loans and advances to central banks (€116.9 billion), loans and advances to banks (€30.7 billion), financial assets at FVOCI (€37.0 billion), securities at amortised cost (€51.1 billion), loans and advances to customers (€618.4 billion) and financial guarantees (credit replacement) in scope of IFRS 9 impairment requirements (€112.7 billion) and excludes receivables related to securities in reverse repurchase transaction (EUR -13.4 billion), cash collateral in respect of derivatives (€-9.4 billion), the value adjustment hedged items (€-0.1 billion), a receivable that is offset by a liquidity facility (€-1.5 billion), on-demand bank balances (€-2.7 billion) and other differences amounting to €0.1 billion.
2 Stage 3 Lifetime credit impaired includes €5 million Purchased or Originated Credit Impaired.
3 At the end of June 2020, the stock of provisions included provisions for loans and advances to central banks (€5 million), loans and advances to banks (€13 million), financial assets at FVOCI (€13 million), securities at amortised cost (€21 million), provisions for loans and advances to customers (€6,029 million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (€30 million).

Changes in gross carrying amounts and loan loss provisions (*)[1,2,3]
31 December 2019	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance as at 1 January 2019	788,537	501	46,949	925	10,758	3,141	846,244	4,568
Transfer into 12-month ECL (Stage 1)	12,856	30	-12,579	-253	-277	-23		-246
Transfer into lifetime ECL not credit impaired (Stage 2)	-21,577	-73	22,382	474	-805	-81		320
Transfer into lifetime ECL credit impaired (Stage 3)	-2,210	-6	-1,753	-135	3,964	1,113		972
Net remeasurement of loan loss provisions		-77		36		283		242
New financial assets originated or purchased	180,605	205					180,605	205
Financial assets that have been derecognised	-126,082	-103	-9,108	-162	-1,659	-137	-136,849	-402
Net drawdowns and repayments	-14,880		-4,807		1		-19,686
Changes in models/risk parameters		15		2		-8		9
Increase in loan loss provisions		-9		-39		1,147		1,099
Write-offs	-1	-1	-2	-2	-1,027	-1,028	-1,030	-1,031
Recoveries of amounts previously written off						55		55
Foreign exchange and other movements		-1		-3		-41		-45
Closing balance as at 31 December 2019	817,247	490	41,082	881	10,955	3,275	869,284	4,646

1 At the end of December 2019, the Gross carrying amounts included loans and advances to central banks (€51.2 billion), loans and advances to banks (€35.1 billion), financial assets at FVOCI (€32.2 billion), securities at amortised cost (€46.1 billion), loans and advances to customers (€612.6 billion) and financial guarantees (credit replacement) in scope of IFRS 9 impairment requirements (€115.7 billion) and excludes receivables related to securities in reverse repurchase transaction (€-9.9 billion), cash collateral in respect of derivatives (€-10.2 billion), a receivable that is offset by a liquidity facility (€-1.3 billion), de-netting of cash pool balances (€-1.8 billion) and other differences amounting to €-0.3 billion.
2 Stage 3 Lifetime credit impaired includes €1 million Purchased or Originated Credit Impaired.
3 At the end of December 2019, the stock of provisions included provisions for loans and advances to central banks (€1 million), loans and advances to banks (€9 million), financial assets at FVOCI (€10 million), securities at amortised cost (€10 million), provisions for loans and advances to customers (€4,590 million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (€25 million).

Sensitivity Analsis
Sensitivity analysis (*)[1,2,3]
		2020	2021	2022	Un-weightedECL (Eur mln)	Probability-weighing	Reportable ECL (Eur mln)[4]
Netherlands
Upside scenario	Real GDP	-6.0	5.2	3.9	476	20%	559
	Unemployment	4.9	4.4	3.8
	HPI	3.7	14.7	5.3
Baseline Scenario	Real GDP	-6.3	4.0	2.3	536	60%
	Unemployment	5.3	5.4	5.4
	HPI	-0.2	0.8	3.2
Downside scenario	Real GDP	-6.9	0.6	0.1	708	20%
	Unemployment	6.2	7.5	8.3
	HPI	-4.4	-14.4	0.3

Sensitivity analysis (*)[1,2,3]
		2020	2021	2022	Un-weightedECL (Eur mln)	Probability-weighing	Reportable ECL (Eur mln)[4]
Germany
Upside scenario	Real GDP	-5.8	7.1	2.6	518	20%	575
	Unemployment	3.7	2.4	1.6
	HPI	6.0	7.0	8.5
Baseline Scenario	Real GDP	-6.3	5.3	1.9	558	60%
	Unemployment	4.0	3.6	3.2
	HPI	4.4	3.2	5.1
Downside scenario	Real GDP	-6.9	1.7	-0.4	681	20%
	Unemployment	4.7	5.1	5.2
	HPI	0.7	-1.3	1.3
Belgium
Upside scenario	Real GDP	-7.6	6.2	2.8	450	20%	510
	Unemployment	8.9	7.7	7.2
	HPI	2.8	5.0	4.4
Baseline Scenario	Real GDP	-7.9	4.9	2.3	491	60%
	Unemployment	9.2	7.7	7.7
	HPI	1.9	3.9	3.5
Downside scenario	Real GDP	-8.5	2.5	1.0	628	20%
	Unemployment	10.3	10.2	10.3
	HPI	0.7	2.2	2.6
United States
Upside scenario	Real GDP	-5.6	5.3	4.9	205	20%	335
	Unemployment	9.8	5.2	2.7
	HPI	3.1	6.8	8.8
Baseline Scenario	Real GDP	-5.7	4.2	3.0	285	60%
	Unemployment	10.2	6.6	4.7
	HPI	2.3	2.8	3.0
Downside scenario	Real GDP	-6.6	0.5	0.7	612	20%
	Unemployment	10.9	9.1	8.1
	HPI	1.3	-1.9	-3.3
1 Real GDP, in % year-on-year change
2 Unemployment in % of total labour force
3 House Price Index (HPI) in % year-on-year
4 Sensitivity does not include the effect of manual adjustments, which are not material

Most important foreign exchange year-end trading positions
Most important foreign exchange trading positions (*)
amounts in EUR millions	30 June 2020		31 December 2019
Foreign exchange		Foreign exchange
US Dollar	127	US Dollar	116
Great Britain Pound	-37	Chinese Yuan Renminbi	–21
Chinese Yuan Renminbi	27	South Korean Won	20
Japanese Yen	-26	Brazilian Real	–15
Switzerland Franc	-24	Japanese Yen	–10

Most important interest rate and credit spread sensitivities explanatory
Most important interest rate and credit spread sensitivities (*)
amounts in EUR thousands	30 June 2020		31 December 2019
Interest Rate (BPV) [1]		Interest Rate (BPV) [1]
Euro	-1,280	Euro	–740
US Dollar	-745	US Dollar	–325
Great-Britain Pound	-154	Russian Ruble	–105
Japanese Yen	-92	Great-Britain Pound	–68
Australian Dollar	-66	Australian Dollar	–31

Credit Spread (CSO1) [2]		Credit Spread (CSO1) [2]
Germany	153	United States	360
United States	109	Germany	163
Republic of Korea	-58	France	117
Indonesia	42	Russian Federation	73
United Kingdom	40	United Kingdom	72

1 Basis Point Value (BPV) measures the impact on value of a 1 basis point increase in interest rates. The figures include commodity risk in banking books.
2 Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.

Credit spread sensitivities per risk class and sector explanatory
Credit spread sensitivities per risk class and sector (excluding sovereign exposures) (*)
	30 June 2020		31 December 2019
amounts in EUR thousands	Corporate	Financial Institutions	Corporate	Financial Institutions
Credit Spread (CSO1) [1]
Risk classes
1 (AAA)	1	-3	1	–1
2–4 (AA)	21	-64	–15	–63
5–7 (A)	56	-50	143	32
8–10 (BBB)	207	-24	273	1
11–13 (BB)	57	-4	148	9
14–16 (B)	20	-2	51	1
17–22 (CCC and NPL)	3		26
Not rated
Total	365	-147	626	–21
1 Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.